Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Inventories Tables
Schedule of Inventory Net

Inventories consisted of the following (in thousands):

	June 30, 2016	December 31, 2015
Finished goods of Caregiver® non-contact thermometers	$58	$15
Materials inventory	534	966
Mobile vehicle inventory	66	787
	$658	$1,768

Inventories consisted of the following:

	December 31, 2015	December 31, 2014
Finished goods of non-contact thermometers	$14,965	$—
Materials inventory	966,162	—
Mobile vehicle inventory	787,318	—
	$1,768,445	$—